Leases - Movements in right-of use assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Leases
Balance at the beginning	$ 81,996
Additions	132
Depreciation	(8,573)
Balance at the end	73,555
Vessels
Leases
Balance at the beginning	81,651
Depreciation	(8,395)
Balance at the end	73,256
Vessels' Equipment
Leases
Balance at the beginning	345
Additions	132
Depreciation	(178)
Balance at the end	$ 299